Share-based compensation - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares component	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of components of share-based compensation plan | component	4
Share-based compensation (Note 14) | $	$ 1,619	$ 659
Number of common shares reserved for issuance	2,845,420
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)	0	0
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)	0	0